Income Taxes - Schedule of Reconciliation of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Abstract]
(Loss) earnings before income taxes	$ (12,396)	$ 20,688
Combined Canadian federal and provincial income tax rates	27.00%	26.00%
Expected income tax (recovery) expense	$ (3,347)	$ 5,379
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	(1,341)	748
Non-deductible expenses and Mexico inflation adjustments	244	(199)
Foreign exchange	4,733	(1,925)
Change in prior year estimates	196
Mexican special mining duty	1,020	1,105
Withholding taxes	670	424
Change in unrecognized deferred income tax assets	(147)	2,243
Other	(380)	1,015
Income tax expense	$ 1,648	$ 8,790